Restatement of Previously Issued Audited and Unaudited Consolidated Financial Statements (Details) - Schedule of consolidated balance sheet - USD ($) $ in Thousands	Dec. 31, 2020	Jun. 30, 2020
As Previously Reported [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Warrant liabilities
Total current liabilities	11,318,364	5,439,512
Total liabilities	12,134,370	5,439,512
Additional paid-in-capital	14,516,848	7,649,772
Accumulated deficit	(3,729,628)	1,996,974
Total stockholders' equity	10,771,699	9,631,091
Restatement Impact [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Warrant liabilities	1,469,821	1,832,647
Total current liabilities	1,469,821	1,832,647
Total liabilities	1,469,821	1,832,647
Additional paid-in-capital	(2,247,087)	(2,247,087)
Accumulated deficit	777,266	414,440
Total stockholders' equity	(1,469,821)	(1,832,647)
As Restated [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Warrant liabilities	1,469,821	1,832,647
Total current liabilities	12,788,185	7,272,159
Total liabilities	13,604,191	7,272,159
Additional paid-in-capital	12,269,761	5,402,685
Accumulated deficit	(2,952,362)	2,411,414
Total stockholders' equity	$ 9,301,878	$ 7,798,444